INVENTORIES	3 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
INVENTORIES

2.	INVENTORIES

Inventories are stated at the lower of cost (first-in, first-out) or market and consisted of the following:

	September 30, 2021	June 30, 2021
Raw Materials	$639,274	$626,255
Work-In-Progress	566,263	453,117
Finished Goods	915,353	806,023
Total Inventories	$2,120,890	$1,885,395